SEGMENT INFORMATION (Details 1) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure of geographical areas [line items]
Net sales (NOTE 4)	kr 3,169	kr 172	kr 6,373
Russia
Disclosure of geographical areas [line items]
Net sales (NOTE 4)	3,007	0	6,019
Sweden
Disclosure of geographical areas [line items]
Net sales (NOTE 4)	162	172	125
Other countries
Disclosure of geographical areas [line items]
Net sales (NOTE 4)	kr 0	kr 0	kr 229